Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Summary of amortized cost and approximate fair values of securities

($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-Sale Securities:
December 31, 2012:
U.S. Treasury and Government agencies	$14,301	210	$-	$14,511
Mortgage-backed securities	62,661	1,136	(33)	63,764
State and political subdivisions	16,789	1,462	(2)	18,249
Money Market Mutual Fund	2,155	-	-	2,155
Equity securities	23	-	-	23
	$95,929	$2,808	$(35)	$98,702
December 31, 2011:
U.S. Treasury and Government agencies	$25,238	186	$-	$25,424
Mortgage-backed securities	67,056	761	(118)	67,699
State and political subdivisions	15,586	1,210	(4)	16,792
Money Market Mutual Fund	2,040	-	-	2,040
Equity securities	23	-	-	23
	$109,943	$2,157	$(122)	$111,978

Summary of amortized cost and fair value of securities available for sale by contractual maturity

	Available for Sale
($ in thousands)	Amortized Cost	Fair Value
Within one year	$993	$1,015
Due after one year through five years	477	507
Due after five years through ten years	7,742	8,173
Due after ten years	21,878	23,065
	31,090	32,760

Mortgage-backed securities, money market mutual fund & equity securities	64,839	65,942
Totals	$95,929	$98,702

Summary of securities with unrealized losses

($ in thousands)	Less than12 Months		12 Months or Longer		Total
December 31, 2012 Available-for-Sale	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$5,202	$(33)	$342	$-	$5,544	$(33)
State and political subdivisions	229	(1)	251	(1)	480	(2)
	$5,431	$(34)	$593	$(1)	$6,024	$(35)

($ in thousands)	Less than 12 Months		12 Months or Longer		Total
December 31, 2011 Available-for-Sale	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$11,321	$(55)	$844	$(63)	$12,165	$(118)
State and political subdivisions	501	(4)		-	501	(4)
	$11,822	$(59)	$844	$(63)	$12,666	$(123)